Fees Summary	Feb. 17, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,150,000,000.00
Previously Paid Amount	153.10
Total Fee Amount	158,830.00
Total Offset Amount	0.00
Net Fee	$ 158,676.90